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October 6, 2005

VIA EDGAR

The United States Securities
 and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subject: GE Capital Life Assurance Company of New York
         GE Capital Life Separate Account II
         SEC File No. 333-47016
         CIK No. 0001044035

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Capital Life Assurance Company of New York (the "Company") and GE Capital Life Separate Account II (the "Separate Account"), we certify that the form of the prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus contained in Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 51 under the Investment Company Act of 1940 to the Registration Statement which was filed electronically on May 17, 2005. Further, we certify that the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 53 under the Investment Company Act of 1940 to the Registration Statement which was filed electronically and became effective September 30, 2005.

Please contact the undersigned at (804) 281-6910 with any questions regarding this filing.

Sincerely,

/s/ Heather Harker

Heather Harker
Vice President & Associate General Counsel
GE Capital Life Assurance Company of New York